Equity (Tables)	12 Months Ended
Mar. 31, 2026
Equity [abstract]
Schedule of shares outstanding
For each of the periods presented, the following table shows the number of Coincheck Parent shares outstanding:

	As of March 31,
	2025		2026
	Number	Ordinary	Number	Ordinary
(Unit： In millions)	of shares	share capital	of shares	share capital
Beginning balance	—	¥—	130,814,526	¥213
Former Coincheck shareholders	122,587,617	¥196	—	—
Issuance of shares in Reverse Recapitalization	7,115,459	15	—	—
Issuance of shares in business acquisition of Next Finance Group	1,111,450	2	—	—
Issuance of shares in business acquisition of Aplo	—	—	5,007,500	9
Issuance of shares in business acquisition of 3iQ	—	—	27,910,845	51
Issuance of shares for restricted share units	—	—	198,909	0
Non-Redemption shares returned to Coincheck Parent	—	—	(854,242)	—
Total Ordinary Shares Issued and Outstanding	130,814,526	¥213	163,077,538	¥273